Organization and Line of Business	12 Months Ended
Dec. 31, 2025
Organization and Line of Business [Abstract]
ORGANIZATION AND LINE OF BUSINESS
1.	ORGANIZATION AND LINE OF BUSINESS

VenHub, Global Inc. (which may be referred to as the “Company”, “we,” “us,” or “our” doing business as Venhub) was registered in Wyoming on January 31, 2023, as Autonomous Solutions Inc. On August 15, 2024, the Company redomiciled from Wyoming to Delaware and also renamed the Company to VenHub Global, Inc. (“VenHub”). On October 3, 2025, the Company redomiciled from Delaware to Nevada.

The Company is a business-to-business operation that provides an innovative approach to the retail industry, specifically in the convenance store sector.

VenHub is a fully autonomous and robotic-operated store that utilizes advanced technologies such as artificial intelligence (AI) and smart inventory management systems to offer a seamless shopping experience for customers.

On September 16, 2024, the Company created three wholly owned subsidiary limited liability companies:

VenHub, LLC to manage manufacturing, assembly and installation of units.

VenHub, Services LLC to provide software-as-a-service (SaaS) and ongoing maintenance services.

VenHub IP, LLC to hold and manage the Company’s intellectual property.

VenHub Stores, LLC was incorporated in Nevada on June 4, 2025, as the fourth subsidiary and is designed to focus on ownership of Company-owned stores.